GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL
GOODWILL

10. GOODWILL

        The changes in the carrying amount of goodwill during the years ended December 31, 2012 and 2013 are as follows:

	As of December 31
	2012	2013
Balance at the beginning of the year	$37,348	$102,659
Goodwill acquired in business acquisitions	64,785	—
Foreign currency translation adjustments	526	(437)

Balance at the end of the year	$102,659	$102,222

        As of December 31, 2012, the Group determined it had two reporting units after the merger of equals with VanceInfo on November 9, 2012. Subsequent to the merger of equals with VanceInfo, the Group embarked on an integration process. In the early 2013, the integration process of former VanceInfo and HiSoft had been completed as the Group had successfully integrated the financial system, business groups, and other support departments. As a result, the management determined that the Group had one reporting unit as of December 31, 2013.

        The Group performs its annual impairment test for goodwill on December 31 of each year. Based on the results of the impairment test, there is no impairment charge for the years ended December 31, 2011, 2012 and 2013, respectively.